UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2013     (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 59.0%
Consumer Discretionary - 9.4%
American Eagle Outfitters, Inc.	3,600	$67,320
Bally Technologies, Inc.*,1	3,350	174,100
CBS Corp., Class B	6,000	280,140
Comcast Corp., Class A	2,800	117,628
Dillard’s, Inc., Class A	1,550	121,753
DISH Network Corp., Class A	2,025	76,748
Expedia, Inc.	3,525	211,535
Foot Locker, Inc.	6,225	213,144
Gap, Inc., The	6,400	226,560
Hanesbrands, Inc.*	1,900	86,564
Home Depot, Inc., The	6,375	444,847
Liberty Global, Inc., Class A*	250	18,350
Liberty Interactive Corp., Class A*	5,275	112,780
Mattel, Inc.	6,200	271,498
Michael Kors Holdings, Ltd.*	3,800	215,802
Netflix, Inc.*,1	400	75,764
Newell Rubbermaid, Inc.	5,050	131,805
Panera Bread Co., Class A*	450	74,358
Polaris Industries, Inc.	455	42,083
priceline.com, Inc.*	130	89,431
PulteGroup, Inc.*	10,625	215,050
PVH Corp.	425	45,394
Royal Caribbean Cruises, Ltd.	3,125	103,813
Staples, Inc.	2,800	37,604
Thomson Reuters Corp.	400	12,992
Thor Industries, Inc.	1,100	40,469
TJX Cos., Inc.	2,375	111,031
Tupperware Brands Corp.	200	16,348
Walt Disney Co., The	275	15,620
Total Consumer Discretionary		3,650,531
Consumer Staples - 6.0%
Altria Group, Inc.	2,275	78,237
Archer-Daniels-Midland Co.	1,275	43,006
Avon Products, Inc.	1,075	22,285
Brown-Forman Corp., Class B	1,800	128,520
Coca-Cola Co., The	4,500	181,980
Coca-Cola Enterprises, Inc.	475	17,537
CVS Caremark Corp.	2,700	148,473
Dean Foods Co.*	4,600	83,398
Dr Pepper Snapple Group, Inc.	450	21,128
Green Mountain Coffee Roasters, Inc.*,1	2,625	148,995
Hillshire Brands Co.	1,100	38,665

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 6.0% (continued)
Kellogg Co.	3,800	$244,834
Kroger Co., The	1,025	33,969
Molson Coors Brewing Co., Class B	2,750	134,557
Nu Skin Enterprises, Inc., Class A	4,175	184,535
PepsiCo, Inc.	200	15,822
Philip Morris International, Inc.	5,700	528,447
Procter & Gamble Co., The	1,125	86,693
Whole Foods Market, Inc.	2,075	180,006
Total Consumer Staples		2,321,087
Energy - 4.5%
Atwood Oceanics, Inc.*	475	24,957
Cabot Oil & Gas Corp.	6,720	454,339
Chevron Corp.	1,275	151,495
Diamond Offshore Drilling, Inc.	1,500	104,340
EQT Corp.	125	8,469
Exxon Mobil Corp.	6,970	628,067
Helmerich & Payne, Inc.	1,000	60,700
Kosmos Energy, Ltd.*	2,400	27,120
Murphy Oil Corp.	1,925	122,680
Patterson-UTI Energy, Inc.	1,400	33,376
RPC, Inc.[1]	4,500	68,265
Valero Energy Corp.	1,025	46,627
Total Energy		1,730,435
Financials - 7.7%
Allstate Corp., The	1,550	76,059
Axis Capital Holdings, Ltd.	200	8,324
Bank of America Corp.	14,800	180,264
Bank of New York Mellon Corp., The	2,325	65,077
BB&T Corp.	2,275	71,412
BlackRock, Inc.	410	105,321
CME Group, Inc.	1,550	95,155
Discover Financial Services	600	26,904
Everest Re Group, Ltd.	400	51,944
Extra Space Storage, Inc.	2,775	108,974
Fidelity National Financial, Inc., Class A	2,125	53,614
First Horizon National Corp.	4,350	46,458
Goldman Sachs Group, Inc., The	500	73,575
JPMorgan Chase & Co.	5,223	247,884
Lincoln National Corp.	4,475	145,930
M&T Bank Corp.	75	7,737
Mack-Cali Realty Corp.	1,725	49,352
Moody’s Corp.	2,450	130,634
NYSE Euronext	1,425	55,062

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 7.7% (continued)
Public Storage	675	$102,816
SLM Corp.	3,100	63,488
St Joe Co., The*	1,025	21,781
State Street Corp.	2,700	159,543
SunTrust Banks, Inc.	4,175	120,282
Travelers Cos., Inc., The	3,725	313,608
US Bancorp	2,300	78,039
Wells Fargo & Co.	225	8,323
Weyerhaeuser Co.	11,875	372,637
XL Group PLC	4,350	131,805
Total Financials		2,972,002
Health Care - 7.5%
Abbott Laboratories	1,050	37,086
Aetna, Inc.	525	26,838
Alexion Pharmaceuticals, Inc.*	625	57,588
Amgen, Inc.	3,823	391,896
Cardinal Health, Inc.	1,000	41,620
Celgene Corp.*	275	31,875
Cooper Cos., Inc., The	250	26,970
DaVita Health Care Partners, Inc.*	575	68,189
Eli Lilly & Co.	5,600	318,024
Express Scripts Holding Co.*	125	7,206
Johnson & Johnson	2,850	232,360
Medtronic, Inc.	300	14,088
Merck & Co., Inc.	5,650	249,899
Mylan, Inc.*	8,125	235,137
Patterson Cos., Inc.	1,525	58,011
Pfizer, Inc.	4,857	140,173
Regeneron Pharmaceuticals, Inc.*	1,530	269,892
ResMed, Inc.[1]	6,425	297,863
Salix Pharmaceuticals, Ltd.*	1,475	75,491
St Jude Medical, Inc.	2,775	112,221
United Therapeutics Corp.*	275	16,739
Warner Chilcott PLC, Class A	5,050	68,428
Zimmer Holdings, Inc.	1,600	120,352
Total Health Care		2,897,946
Industrials - 5.4%
AECOM Technology Corp.*	400	13,120
AMETEK, Inc.	5,675	246,068
B/E Aerospace, Inc.*	325	19,594
Con-way, Inc.	1,725	60,737
Copa Holdings, S.A., Class A	200	23,922
Crane Co.	1,250	69,825
Delta Air Lines, Inc.*	1,600	26,416

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 5.4% (continued)
Fluor Corp.	125	$8,291
Honeywell International, Inc.	400	30,140
ITT Corp.	2,400	68,232
MRC Global, Inc.*	625	20,581
Nordson Corp.	950	62,653
Northrop Grumman Corp.	3,550	249,032
Rockwell Automation, Inc.	375	32,381
RR Donnelley & Sons Co.	650	7,833
Textron, Inc.	4,325	128,928
TransDigm Group, Inc.	1,605	245,437
Triumph Group, Inc.	2,050	160,925
Union Pacific Corp.	1,125	160,211
United Rentals, Inc.*	3,850	211,634
United Technologies Corp.	1,500	140,145
Valmont Industries, Inc.	700	110,089
Total Industrials		2,096,194
Information Technology - 13.1%
Accenture PLC, Class A	4,425	336,167
Akamai Technologies, Inc.*	5,675	200,271
Amphenol Corp., Class A	2,725	203,421
AOL, Inc.*	2,200	84,678
Apple, Inc.	1,170	517,877
Avago Technologies, Ltd.	6,075	218,214
Brocade Communications Systems, Inc.*	29,550	170,503
Cadence Design Systems, Inc.*	18,700	260,491
Cisco Systems, Inc.	12,250	256,147
Computer Sciences Corp.	2,700	132,921
CoreLogic, Inc.*	400	10,344
eBay, Inc.*	1,800	97,596
First Solar, Inc.*	1,550	41,788
FleetCor Technologies, Inc.*	1,675	128,422
Freescale Semiconductor, Ltd.*	1,700	25,313
Harris Corp.	2,050	94,997
Hewlett-Packard Co.	1,600	38,144
International Business Machines Corp.	1,460	311,418
Jack Henry & Associates, Inc.	2,000	92,420
Lender Processing Services, Inc.	3,950	100,567
LinkedIn Corp., Class A*	650	114,439
Microsoft Corp.	900	25,749
Motorola Solutions, Inc.	1,425	91,243
NCR Corp.*	7,900	217,724
Oracle Corp.	7,600	245,784
SolarWinds, Inc.*	3,950	233,445
Splunk, Inc.*	1,500	60,045

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 13.1% (continued)
Stratasys, Ltd.*,1	3,250	$241,215
Symantec Corp.*	3,800	93,784
Synopsys, Inc.*	600	21,528
Visa, Inc., Class A	2,475	420,354
Total Information Technology		5,087,009
Materials - 1.7%
Ball Corp.	1,650	78,507
CF Industries Holdings, Inc.	350	66,630
Commercial Metals Co.	2,325	36,851
Greif, Inc.	500	26,810
LyondellBasell Industries N.V., Class A	2,250	142,402
PPG Industries, Inc.	125	16,743
Sherwin-Williams Co., The	575	97,112
Westlake Chemical Corp.	2,275	212,712
Total Materials		677,767
Telecommunication Services - 1.8%
AT&T, Inc.	13,000	476,970
Verizon Communications, Inc.	4,750	233,462
Total Telecommunication Services		710,432
Utilities - 1.9%
Ameren Corp.	4,950	173,349
American Water Works Co, Inc.	5,325	220,668
Integrys Energy Group,, Inc.	975	56,706
National Fuel Gas Co.	275	16,871
ONEOK, Inc.	2,100	100,107
Public Service Enterprise Group, Inc.	2,350	80,699
Questar Corp.	2,925	71,165
Vectren Corp.	925	32,764
Total Utilities		752,329
Total Common Stocks (cost $20,106,687)		22,895,732

	Principal Amount
Corporate Bonds and Notes - 1.4%
Financials - 0.1%
American Express Co., 7.250%, 05/20/14	$40,000	42,944
General Electric Capital Corp., MTN, Series A, 6.750%, 03/15/32	10,000	12,766
Total Financials		55,710
Industrials - 0.9%
Altria Group, Inc., 9.700%, 11/10/18	7,000	9,753
AT&T, Inc., 5.100%, 09/15/14	70,000	74,466
Coca-Cola Refreshments USA, Inc., 7.375%, 03/03/14	40,000	42,406
ConocoPhillips, 4.600%, 01/15/15	15,000	16,076
International Business Machines Corp., 4.000%, 06/20/42	16,000	16,123

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 0.9% (continued)
Kellogg Co., Series B, 7.450%, 04/01/31	$15,000	$20,384
McDonald’s Corp., Series MTN, 6.300%, 10/15/37	15,000	20,346
PepsiCo, Inc., 2.500%, 05/10/16	35,000	36,843
Pfizer, Inc., 6.200%, 03/15/19	20,000	25,137
United Parcel Service, Inc., 6.200%, 01/15/38	20,000	26,781
Verizon Communications, Inc., 3.000%, 04/01/16	35,000	37,082
Wal-Mart Stores, Inc., 6.500%, 08/15/37	20,000	27,105
Total Industrials		352,502
Utilities - 0.4%
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	15,000	21,017
Dominion Resources, Inc., 4.450%, 03/15/21	10,000	11,434
Duke Energy Corp., 3.550%, 09/15/21	20,000	21,301
Georgia Power Co., 5.400%, 06/01/40	15,000	17,722
TransCanada PipeLines, Ltd.,
3.800%, 10/01/20	20,000	21,962
4.875%, 01/15/15	40,000	42,902
Total Utilities		136,338
Total Corporate Bonds and Notes (cost $501,381)		544,550
U.S. Government and Agency Obligations - 37.6%
Federal Home Loan Banks - 0.6%
FHLB, 5.375%, 05/18/16	185,000	213,485
Federal Home Loan Mortgage Corporation - 7.8%
FHLMC,
0.875%, 10/28/13	95,000	95,408
2.500%, 05/27/16	460,000	489,245
3.000%, 03/01/43	289,296	297,399
3.500%, 03/01/42	169,613	179,059
4.500%, 11/01/24 to 11/01/39	412,038	440,856
4.750%, 11/17/15	1,110,000	1,237,093
5.000%, 12/01/20	26,677	28,636
5.500%, 04/01/38	116,609	126,311
6.000%, 01/01/38 to 06/01/38	131,355	143,824
Total Federal Home Loan Mortgage Corporation		3,037,831
Federal National Mortgage Association - 13.1%
FNMA,
2.500%, 04/01/22 to 02/01/23	806,592	845,001
3.000%, 03/01/42	573,666	592,344
3.500%, 09/01/25 to 04/01/42	438,101	463,697
4.000%, 08/01/19 to 12/01/41	635,706	679,484
4.500%, 11/01/19 to 05/01/41	593,740	640,739
5.000%, 05/11/17 to 08/01/41	802,689	905,726
5.375%, 07/15/16 to 06/12/17[1]	545,000	644,017
5.500%, 02/01/22 to 06/01/38	190,432	208,095

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal	Value
Federal National Mortgage Association - 13.1% (continued)
FNMA,
6.000%, 03/01/37 to 06/01/38	$81,697	$90,346
6.500%, 03/01/37	22,737	25,676
Total Federal National Mortgage Association		5,095,125
United States Treasury Securities - 16.1%
U.S. Treasury Bonds,
3.125%, 11/15/41	290,000	291,767
3.500%, 02/15/39	390,000	424,125
4.750%, 02/15/41	1,045,000	1,388,054
U.S. Treasury Notes,
0.250%, 10/31/13	625,000	625,513
0.375%, 07/31/13	770,000	770,812
0.625%, 07/15/14	100,000	100,559
1.000%, 03/31/17	1,025,000	1,043,017
2.625%, 08/15/20	770,000	841,165
2.750%, 02/28/18	660,000	724,247
3.125%, 05/15/21	25,000	28,154
Total United States Treasury Securities		6,237,413
Total U.S. Government and Agency Obligations (cost $14,468,826)		14,583,854
Short-Term Investments - 5.0%
Repurchase Agreements - 3.3%[2]
Citigroup Global Markets Inc., dated 03/28/13, due 04/01/13, 0.150%, total to be received, $269,644 (secured by various U.S. Government Agency Obligations, 0.250% - 6.125%, 10/31/13 - 02/15/43, totaling $275,033)	269,640	269,640
Mizuho Securities USA, Inc. dated 03/28/13, due 04/01/13, 0.280%, total to be received, $1,000,031 (secured by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/05/14 - 04/15/54, totaling $1,020,001)	1,000,000	1,000,000
Total Repurchase Agreements		1,269,640

	Shares
Other Investment Companies - 1.7%[3]
Dreyfus Cash Management Fund,
Institutional Class Shares, 0.05%	676,037	676,037
Total Short-Term Investments
(cost $1,945,677)		1,945,677
Total Investments - 103.0% (cost $37,022,571)		39,969,813
Other Assets, less Liabilities - (3.0)%		(1,179,053)
Net Assets - 100.0%		$38,790,760

Managers High Yield Fund

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

	Principal Amount	Value
Bank Loan Obligations - 1.1%
Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, 5.450%, 01/28/18 (05/28/13)[4]	$70,221	$65,235
Clear Channel Communications, Inc., Term Loan, Class B, 3.848%, 01/29/16 (05/31/13)[4]	46,768	41,565
Integra Telecom Holdings, Inc., Term Loan B,
6.000%, 02/22/19 (06/28/13)[4]	65,000	65,999
6.000%, 02/22/19 (07/31/13)[4]	65,000	65,999
SUPERVALU, Inc., Term Loan B, 6.250%, 03/21/19 (06/28/13)[4,5]	105,000	106,978
Vertafore, Inc., 2nd Lien Term Loan, 9.750%, 10/27/17 (06/28/13)[4]	45,000	46,350
Total Bank Loan Obligations (cost $370,321)		392,126

	Shares
Common Stocks - 0.0%#
GMX Resources, Inc. (Energy)*	166	363
LyondellBasell Industries N.V., Class A (Materials)	3	190
Total Common Stocks (cost $2,156)		553

	Principal Amount
Corporate Bonds and Notes - 94.9%
Financials - 6.7%
Ally Financial, Inc.,
4.625%, 06/26/15	$70,000	73,280
5.500%, 02/15/17	115,000	124,944
6.250%, 12/01/17	325,000	364,667
Bank of America Corp., Series K, 8.000%, 12/29/49[6]	130,000	146,764
CIT Group, Inc.,
4.250%, 08/15/17	95,000	99,750
5.000%, 05/15/17	55,000	59,263
5.250%, 03/15/18	110,000	119,350
Corrections Corp. of America,
4.125%, 04/01/20 (a)	20,000	20,413
4.625%, 05/01/23 (a)	20,000	20,525
Ford Motor Credit Co. LLC, 6.625%, 08/15/17	100,000	116,735
International Lease Finance Corp.,
5.875%, 04/01/19	125,000	135,644
6.250%, 05/15/19	35,000	38,500
8.625%, 09/15/15 (b)	90,000	102,713
8.750%, 03/15/17 (b)	270,000	318,938
Nuveen Investments, Inc., 9.500%, 10/15/20 (a)	80,000	84,000
Realogy Corp.,
7.625%, 01/15/20 (a)	65,000	73,613
7.875%, 02/15/19 (a)	110,000	121,000
Serta Simmons Holdings LLC, 8.125%, 10/01/20 (a)	160,000	167,000

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 6.7% (continued)
Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	$90,000	$96,975
Total Financials		2,284,074
Industrials - 86.3%
313 Group, Inc., 6.375%, 12/01/19 (a)	55,000	54,863
Academy, Ltd. / Academy Finance Corp., 9.250%, 08/01/19 (a)	60,000	67,950
Accellent, Inc.,
8.375%, 02/01/17	80,000	85,400
10.000%, 11/01/17	85,000	75,650
Access Midstream Partners, L.P. / ACMP Finance Corp.,
4.875%, 05/15/23	55,000	54,381
6.125%, 07/15/22	50,000	53,875
ADS Waste Holdings, Inc., 8.250%, 10/01/20 (a)	70,000	75,775
Aircastle, Ltd.,
6.750%, 04/15/17	30,000	33,150
7.625%, 04/15/20	35,000	40,688
9.750%, 08/01/18[1]	75,000	85,969
Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	160,000	124,000
Allison Transmission, Inc., 7.125%, 05/15/19 (a)	100,000	108,125
AMC Entertainment, Inc.,
8.750%, 06/01/19	40,000	44,100
9.750%, 12/01/20	115,000	133,256
American Axle & Manufacturing Holdings, Inc., 9.250%, 01/15/17 (a)	19,000	20,948
American Axle & Manufacturing, Inc.,
6.250%, 03/15/21	35,000	36,050
7.750%, 11/15/19	25,000	27,750
American Tire Distributors, Inc., 9.750%, 06/01/17	55,000	58,850
Amkor Technology, Inc., 7.375%, 05/01/18	55,000	57,888
Amsted Industries, Inc., 8.125%, 03/15/18 (a)	30,000	32,400
Anixter, Inc., 5.625%, 05/01/19	35,000	37,363
Arch Coal, Inc.,
7.000%, 06/15/19	35,000	31,763
7.250%, 06/15/21[1]	95,000	85,738
8.750%, 08/01/16	20,000	20,900
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)	200,000	222,500
Ashland, Inc.,
3.875%, 04/15/18 (a)	45,000	45,731
4.750%, 08/15/22 (a)	45,000	45,900
Ashtead Capital, Inc., 6.500%, 07/15/22 (a)	35,000	38,194
Aspect Software, Inc., 10.625%, 05/15/17	55,000	55,550
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/01/17	60,000	64,350
Atkore International, Inc., 9.875%, 01/01/18	90,000	99,225
Audatex North America, Inc., 6.750%, 06/15/18 (a)	60,000	64,650

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 86.3% (continued)
Avaya, Inc.,
7.000%, 04/01/19 (a)	$90,000	$88,425
10.500%, 03/01/21 (a)	89,893	86,073
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
4.875%, 11/15/17 (a)	30,000	30,938
5.500%, 04/01/23 (a)	40,000	40,100
8.250%, 01/15/19	155,000	172,631
9.625%, 03/15/18	40,000	45,350
BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21 (a)	10,000	10,625
Belden, Inc., 5.500%, 09/01/22 (a)	70,000	72,100
Berry Petroleum Co., 6.375%, 09/15/22	40,000	42,700
Biomet, Inc., 6.500%, 08/01/20 (a)	165,000	175,725
Block Communications, Inc., 7.250%, 02/01/20 (a)	60,000	65,550
BOE Merger Corp., 9.500%, 11/01/17 (a)[7]	25,000	27,031
Bombardier, Inc.,
5.750%, 03/15/22 (a)	40,000	41,250
6.125%, 01/15/23 (a)	25,000	26,063
7.750%, 03/15/20 (a)	35,000	40,425
BreitBurn Energy Partners, L.P. / BreitBurn Finance Corp.,
7.875%, 04/15/22	70,000	75,250
8.625%, 10/15/20	70,000	77,700
Building Materials Corp. of America, 6.875%, 08/15/18 (a)	30,000	32,325
Bumble Bee Holding, Inc., 9.000%, 12/15/17 (a)	135,000	149,175
BWAY Holding Co., 10.000%, 06/15/18	85,000	95,625
Cablevision Systems Corp., Series B, 8.625%, 09/15/17	65,000	76,050
Caesars Entertainment Operating Co., Inc.,
8.500%, 02/15/20	70,000	69,344
9.000%, 02/15/20 (a)	65,000	65,731
10.000%, 12/15/18	57,000	39,116
11.250%, 06/01/17	155,000	165,656
Caesars Operating Escrow LLC / Caesars Escrow Corp., 9.000%, 02/15/20 (a)	185,000	187,082
Case New Holland, Inc., 7.875%, 12/01/17	50,000	58,750
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.250%, 03/15/21 (a)	35,000	34,956
7.000%, 01/15/19	210,000	227,325
7.375%, 06/01/20	20,000	22,275
7.875%, 04/30/18	50,000	53,313
CDW LLC / CDW Finance Corp.,
8.000%, 12/15/18 (b)	15,000	16,800
8.500%, 04/01/19	180,000	201,825
Central Garden and Pet Co., 8.250%, 03/01/18	155,000	160,425

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 86.3% (continued)
CenturyLink, Inc.,
Series T, 5.800%, 03/15/22	$160,000	$162,281
Series V, 5.625%, 04/01/20	45,000	46,079
CEVA Group PLC, 8.375%, 12/01/17 (a)	150,000	155,250
Chesapeake Energy Corp.,
5.750%, 03/15/23	50,000	50,813
6.625%, 08/15/20	5,000	5,488
6.875%, 08/15/18	55,000	59,056
Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 02/01/21 (a)	25,000	26,281
Chrysler Group LLC / CG Co-Issuer, Inc., 8.000%, 06/15/19	200,000	220,250
CHS/Community Health Systems, Inc., 5.125%, 08/15/18	45,000	47,250
Cinemark USA, Inc., 7.375%, 06/15/21	55,000	61,738
CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	100,000	107,875
Claire’s Stores, Inc.,
8.875%, 03/15/19	70,000	74,200
9.000%, 03/15/19 (a)	150,000	170,250
Clean Harbors, Inc., 5.250%, 08/01/20	65,000	67,438
Clear Channel Communications, Inc., 9.000%, 03/01/21	125,000	117,344
Clear Channel Worldwide Holdings, Inc.,
6.500%, 11/15/22 (a)	310,000	327,538
Series A, 7.625%, 03/15/20	5,000	5,194
Series B, 7.625%, 03/15/20	65,000	68,169
CNH Capital LLC,
3.875%, 11/01/15	30,000	30,900
Series WI, 6.250%, 11/01/16	50,000	55,500
Cogent Communications Group, Inc., 8.375%, 02/15/18 (a)	55,000	61,188
CommScope, Inc., 8.250%, 01/15/19 (a)	115,000	125,350
Constellation Brands, Inc., 7.250%, 05/15/17	65,000	75,116
Crosstex Energy, L.P. / Crosstex Energy Finance Corp., 8.875%, 02/15/18	145,000	157,688
Crown Castle International Corp., 5.250%, 01/15/23	75,000	76,594
CSC Holdings LLC, 8.625%, 02/15/19	80,000	96,400
Dana Holding Corp., 6.500%, 02/15/19	60,000	64,650
DaVita HealthCare Partners, Inc.,
5.750%, 08/15/22	10,000	10,438
6.625%, 11/01/20	85,000	92,491
Del Monte Corp., 7.625%, 02/15/19	200,000	208,500
Denbury Resources, Inc., 8.250%, 02/15/20	60,000	67,500
DISH DBS Corp.,
4.625%, 07/15/17	30,000	31,275
5.875%, 07/15/22	75,000	79,031
6.750%, 06/01/21	125,000	139,375
7.875%, 09/01/19	310,000	368,900

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 86.3% (continued)
DJO Finance LLC / DJO Finance Corp.,
7.750%, 04/15/18	$135,000	$138,375
8.750%, 03/15/18	50,000	56,000
9.875%, 04/15/18	20,000	22,050
Dole Food Co., Inc., 8.000%, 10/01/16 (a)	40,000	41,800
Eagle Rock Energy Partners, L.P. / Eagle Rock Energy Finance Corp., 8.375%, 06/01/19	55,000	58,300
Easton-Bell Sports, Inc., 9.750%, 12/01/16	145,000	156,420
El Paso LLC, 7.250%, 06/01/18	75,000	86,428
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 05/01/20	150,000	174,000
EP Energy LLC / Everest Acquisition Finance, Inc.,
6.875%, 05/01/19	40,000	44,000
7.750%, 09/01/22[1]	60,000	66,600
Epicor Software Corp., 8.625%, 05/01/19	100,000	108,750
EV Energy Partners, L.P. / EV Energy Finance Corp., 8.000%, 04/15/19	125,000	132,500
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 05/01/20 (a)	75,000	79,125
First Data Corp.,
6.750%, 11/01/20 (a)	55,000	57,613
7.375%, 06/15/19 (a)	35,000	37,406
8.250%, 01/15/21 (a)	30,000	31,350
8.750%, 01/15/22 (a)[7]	290,000	308,125
8.875%, 08/15/20 (a)	165,000	185,213
12.625%, 01/15/21	190,000	206,863
FMG Resources August 2006 Pty, Ltd.,
6.875%, 02/01/18 (a)[1]	155,000	163,525
8.250%, 11/01/19 (a)[1]	50,000	54,188
Forest Oil Corp., 7.250%, 06/15/19	100,000	100,500
Freescale Semiconductor, Inc., 9.250%, 04/15/18 (a)	155,000	170,888
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19 (a)	30,000	33,075
GCI, Inc.,
6.750%, 06/01/21	5,000	4,713
8.625%, 11/15/19	80,000	84,800
GenCorp, Inc., 7.125%, 03/15/21 (a)	55,000	58,300
General Cable Corp., 5.750%, 10/01/22 (a)	40,000	41,000
Geo Group, Inc., The, 6.625%, 02/15/21	75,000	82,781
Goodyear Tire & Rubber Co., The,
8.250%, 08/15/20[1]	160,000	177,800
8.750%, 08/15/20	10,000	11,500
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	95,000	100,700
Griffon Corp., 7.125%, 04/01/18	80,000	86,800
GWR Operating Partnership LLP, 10.875%, 04/01/17	65,000	73,775
GXS Worldwide, Inc., 9.750%, 06/15/15	25,000	26,031
Gymboree Corp., 9.125%, 12/01/18	85,000	80,431
H&E Equipment Services, Inc., 7.000%, 09/01/22 (a)	70,000	77,350
Halcon Resources Corp., 8.875%, 05/15/21 (a)	120,000	129,900

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 86.3% (continued)
Hanesbrands, Inc., 6.375%, 12/15/20	$50,000	$54,688
Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (a)	105,000	105,263
HCA Holdings, Inc.,
6.250%, 02/15/21	55,000	58,781
7.750%, 05/15/21	225,000	251,297
HCA, Inc.,
6.500%, 02/15/20	50,000	56,531
7.500%, 02/15/22	375,000	432,187
8.000%, 10/01/18	40,000	46,900
HD Supply, Inc.,
8.125%, 04/15/19	100,000	113,500
11.000%, 04/15/20	55,000	66,963
11.500%, 07/15/20	70,000	83,125
Health Management Associates, Inc.,
6.125%, 04/15/16	100,000	110,250
7.375%, 01/15/20	55,000	60,638
HealthSouth Corp.,
5.750%, 11/01/24	25,000	25,188
7.750%, 09/15/22	46,000	50,255
8.125%, 02/15/20	50,000	55,375
Hertz Corp., The,
5.875%, 10/15/20	40,000	42,400
7.500%, 10/15/18	135,000	149,681
Hexion US Finance Corp.,
6.625%, 04/15/20 (a)	60,000	60,450
Series WI, 6.625%, 04/15/20	50,000	50,375
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC,
8.875%, 02/01/18	90,000	93,600
9.000%, 11/15/20	50,000	47,750
Hiland Partners, L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20 (a)	30,000	32,925
Hillman Group, Inc., The, 10.875%, 06/01/18 (a)	90,000	99,450
Hologic, Inc., 6.250%, 08/01/20	75,000	80,156
Hughes Satellite Systems Corp., 6.500%, 06/15/19	55,000	60,638
Huntsman International LLC,
4.875%, 11/15/20 (a)	45,000	45,507
8.625%, 03/15/20	45,000	50,513
8.625%, 03/15/21	25,000	28,250
IMS Health, Inc., 6.000%, 11/01/20 (a)	75,000	78,375
Ineos Finance PLC, 8.375%, 02/15/19 (a)	200,000	222,000
INEOS Group Holdings SA, 8.500%, 02/15/16 (a)	50,000	51,000
Infor US, Inc.,
Series WI, 9.375%, 04/01/19	85,000	96,794
Series WI, 11.500%, 07/15/18	55,000	64,900

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 86.3% (continued)
Intelsat Jackson Holdings SA,
6.625%, 12/15/22 (a)	$140,000	$148,750
7.250%, 04/01/19	10,000	10,975
7.250%, 10/15/20	215,000	237,038
Series WI, 7.500%, 04/01/21	10,000	11,175
Intelsat Luxembourg SA,
7.750%, 06/01/21 (a)	115,000	117,300
8.125%, 06/01/23 (a)	55,000	56,100
11.250%, 02/04/17	55,000	58,644
11.500%, 02/04/17	80,000	85,000
Interactive Data Corp., 10.250%, 08/01/18	105,000	119,175
Interline Brands, Inc.,
7.500%, 11/15/18 (b)	65,000	70,850
10.000%, 11/15/18 (a)[7]	25,000	27,813
inVentiv Health, Inc.,
9.000%, 01/15/18 (a)	65,000	68,413
10.750%, 08/15/18 (a), (b)	55,000	47,575
11.000%, 08/15/18 (a), (b)	15,000	12,975
Isle of Capri Casinos, Inc., 5.875%, 03/15/21 (a)	50,000	50,125
ITC Deltacom, Inc., 10.500%, 04/01/16	59,000	62,356
J. Crew Group, Inc., 8.125%, 03/01/19	90,000	97,200
J.C. Penney Corp., Inc.,
5.750%, 02/15/18[1]	10,000	8,550
6.375%, 10/15/36	60,000	45,300
7.950%, 04/01/17[1]	30,000	28,425
James River Coal Co., 7.875%, 04/01/19	75,000	36,375
Jarden Corp., 7.500%, 05/01/17	105,000	119,306
Kinetic Concepts, Inc. / KCI USA, Inc., 10.500%, 11/01/18	175,000	190,313
Kodiak Oil & Gas Corp.,
5.500%, 01/15/21 (a)	20,000	20,975
8.125%, 12/01/19	90,000	102,150
Legacy Reserves, L.P. / Finance Corp., 8.000%, 12/01/20 (a)	60,000	62,400
Level 3 Communications, Inc., 11.875%, 02/01/19	55,000	64,763
Level 3 Financing, Inc.,
8.125%, 07/01/19	80,000	88,400
8.625%, 07/15/20	65,000	72,719
9.375%, 04/01/19	45,000	50,679
Libbey Glass, Inc., 6.875%, 05/15/20	60,000	65,025
Linn Energy LLC/Linn Energy Finance Corp.,
6.250%, 11/01/19 (a)	125,000	128,438
7.750%, 02/01/21	135,000	145,463
Series WI, 6.500%, 05/15/19	30,000	31,538
Ltd Brands, Inc., 6.625%, 04/01/21	75,000	85,125
Lynx I Corp., 5.375%, 04/15/21 (a)	200,000	209,000

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 86.3% (continued)
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co., 10.500%, 04/15/18	$125,000	$140,000
Magnum Hunter Resources Corp., 9.750%, 05/15/20 (a)	45,000	47,475
Manitowoc Co., Inc., The, 8.500%, 11/01/20	100,000	113,500
ManTech International Corp., 7.250%, 04/15/18	75,000	79,875
Marina District Finance Co., Inc., 9.875%, 08/15/18[1]	145,000	150,075
MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp., 5.500%, 02/15/23	70,000	73,675
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (a)	35,000	34,825
Mead Products LLC/ACCO Brands Corp., 6.750%, 04/30/20 (a)	25,000	26,813
MEG Energy Corp., 6.375%, 01/30/23 (a)	45,000	47,025
MEMC Electronic Materials, Inc., 7.750%, 04/01/19	65,000	60,450
MetroPCS Wireless, Inc.,
6.250%, 04/01/21 (a)	45,000	45,956
6.625%, 04/01/23 (a)	45,000	46,069
7.875%, 09/01/18[1]	50,000	54,875
MGM Resorts International,
6.625%, 12/15/21	90,000	94,500
6.750%, 10/01/20 (a)	100,000	106,250
8.625%, 02/01/19	250,000	292,500
Michael Foods Group, Inc., 9.750%, 07/15/18	95,000	106,163
Michaels Stores, Inc., 7.750%, 11/01/18	135,000	148,163
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.750%, 10/01/20 (a)	50,000	55,750
Mueller Water Products, Inc., 8.750%, 09/01/20	30,000	34,275
Mylan, Inc., 7.875%, 07/15/20 (a)	75,000	87,565
Nexeo Solutions LLC / Nexeo Solutions Finance Corp., 8.375%, 03/01/18	75,000	73,500
Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (a)	35,000	37,100
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, 04/15/17	75,000	82,875
Noranda Aluminum Acquisition Corp.,
4.524%, 05/15/15 (05/15/13)[4]	107,114	107,147
11.000%, 06/01/19 (a)	35,000	35,175
Novelis, Inc.,
8.375%, 12/15/17	65,000	71,500
8.750%, 12/15/20	25,000	28,313
NXP, B.V. / NXP Funding LLC,
5.750%, 02/15/21 (a)	200,000	208,500
9.750%, 08/01/18 (a)	100,000	114,500
Oshkosh Corp.,
8.250%, 03/01/17	80,000	87,500
8.500%, 03/01/20	35,000	39,375
Packaging Dynamics Corp., 8.750%, 02/01/16 (a)	70,000	73,413
PAETEC Holding Corp., 9.875%, 12/01/18	95,000	109,488
Party City Holdings, Inc., 8.875%, 08/01/20 (a)	120,000	132,300

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 86.3% (continued)
Peabody Energy Corp.,
6.000%, 11/15/18	$70,000	$74,638
6.250%, 11/15/21	30,000	31,350
Petco Animal Supplies, Inc., 9.250%, 12/01/18 (a)	80,000	88,600
Plains Exploration & Production Co.,
6.500%, 11/15/20	225,000	249,750
6.875%, 02/15/23	75,000	85,313
Ply Gem Industries, Inc., 8.250%, 02/15/18[1]	45,000	49,219
Polymer Group, Inc., 7.750%, 02/01/19	70,000	76,650
PolyOne Corp., 7.375%, 09/15/20	55,000	61,050
Polypore International, Inc., 7.500%, 11/15/17[1]	85,000	91,588
Post Holdings, Inc., 7.375%, 02/15/22	105,000	115,369
QR Energy, L.P. / QRE Finance Corp., 9.250%, 08/01/20	60,000	63,900
Quebecor Media, Inc., 5.750%, 01/15/23 (a)	65,000	66,625
Quebecor World, Escrow, 0.000%, 08/01/27[8]	165,000	2,063
Radiation Therapy Services, Inc.,
8.875%, 01/15/17	60,000	58,800
9.875%, 04/15/17	90,000	56,250
Radio Systems Corp., 8.375%, 11/01/19 (a)	65,000	68,900
Rain CII Carbon LLC / CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000	31,875
RBS Global, Inc. / Rexnord LLC, 8.500%, 05/01/18	115,000	126,644
Regency Energy Partners, L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	55,000	59,125
Reichhold Industries, Inc., 9.000%, 05/08/17 (a)[7]	190,247	150,771
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
9.000%, 04/15/19	355,000	377,188
9.875%, 08/15/19	200,000	219,750
Series WI, 5.750%, 10/15/20	145,000	148,081
RHP Hotel Properties, L.P. / RHP Finance Corp., 5.000%, 04/15/21 (a)	20,000	20,175
Rite Aid Corp.,
7.500%, 03/01/17	50,000	51,563
9.250%, 03/15/20[1]	95,000	107,706
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	40,000	41,150
RSI Home Products, Inc., 6.875%, 03/01/18 (a)	15,000	15,300
Sabre, Inc., 8.500%, 05/15/19 (a)	175,000	190,531
Sally Holdings LLC / Sally Capital, Inc.,
5.750%, 06/01/22	35,000	36,706
6.875%, 11/15/19	75,000	83,438
Samson Investment Co., 9.750%, 02/15/20 (a)	60,000	64,050
SandRidge Energy, Inc.,
7.500%, 03/15/21	50,000	52,250
7.500%, 02/15/23	20,000	20,850
8.125%, 10/15/22	35,000	37,538
SBA Telecommunications, Inc., 8.250%, 08/15/19	44,000	48,730

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 86.3% (continued)
Scotts Miracle-Gro Co., The,
6.625%, 12/15/20[1]	$60,000	$65,700
7.250%, 01/15/18	20,000	21,400
Sealed Air Corp.,
6.500%, 12/01/20 (a)	30,000	33,000
8.375%, 09/15/21 (a)	75,000	86,250
Sealy Mattress Co.,
8.250%, 06/15/14	190,000	190,952
10.875%, 04/15/16 (a)	23,000	24,351
Sensata Technologies, B.V., 6.500%, 05/15/19 (a)	135,000	146,138
Service Corp. International,
7.000%, 06/15/17	60,000	68,475
7.000%, 05/15/19	50,000	54,500
7.500%, 04/01/27	60,000	66,900
ServiceMaster Co., 7.000%, 08/15/20 (a)	80,000	83,200
Sinclair Television Group, Inc.,
5.375%, 04/01/21 (a)	70,000	69,825
6.125%, 10/01/22 (a)	60,000	63,150
8.375%, 10/15/18	25,000	28,000
9.250%, 11/01/17 (a)	90,000	97,988
Spectrum Brands Escrow Corp.,
6.375%, 11/15/20 (a)	25,000	26,906
6.625%, 11/15/22 (a)	25,000	27,188
Spectrum Brands, Inc.,
6.750%, 03/15/20	35,000	37,931
9.500%, 06/15/18	120,000	136,500
Sprint Capital Corp., 8.750%, 03/15/32	505,000	604,701
Sprint Nextel Corp., 9.000%, 11/15/18 (a)	200,000	247,750
SSI Investments II, Ltd. / SSI Co-Issuer LLC, 11.125%, 06/01/18	100,000	111,500
Stewart Enterprises, Inc., 6.500%, 04/15/19	45,000	48,263
SunGard Data Systems, Inc.,
6.625%, 11/01/19 (a)	95,000	98,563
7.375%, 11/15/18	80,000	86,000
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 (a)	159,291	162,079
Syniverse Holdings, Inc., 9.125%, 01/15/19	20,000	22,050
Tekni-Plex, Inc., 9.750%, 06/01/19 (a)	65,000	72,150
Tempur-Pedic International, Inc., 6.875%, 12/15/20 (a)	30,000	32,175
Tenet Healthcare Corp.,
4.750%, 06/01/20 (a)	125,000	125,938
8.000%, 08/01/20	230,000	254,438
Terex Corp.,
6.000%, 05/15/21	45,000	47,588
6.500%, 04/01/20	60,000	64,275
Tervita Corp., 8.000%, 11/15/18 (a)	65,000	67,316

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 86.3% (continued)
Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp., 5.875%, 10/01/20 (a)	$55,000	$58,300
Titan International, Inc., 7.875%, 10/01/17 (a)	15,000	16,219
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	70,000	76,300
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 8.750%, 02/01/19 (a)	80,000	79,400
Triumph Group, Inc., 4.875%, 04/01/21 (a)	50,000	50,625
UCI International, Inc., 8.625%, 02/15/19	110,000	114,400
United Rentals North America, Inc.,
7.375%, 05/15/20	50,000	55,750
7.625%, 04/15/22	25,000	28,063
8.250%, 02/01/21	80,000	91,000
8.375%, 09/15/20	55,000	61,600
9.250%, 12/15/19	85,000	97,325
United Surgical Partners International, Inc., Series WI, 9.000%, 04/01/20	75,000	85,313
UPCB Finance III, Ltd., 6.625%, 07/01/20 (a)	150,000	162,000
UPCB Finance VI, Ltd., 6.875%, 01/15/22 (a)	150,000	163,875
Vail Resorts, Inc., 6.500%, 05/01/19	130,000	140,156
Valeant Pharmaceuticals International,
6.750%, 08/15/21 (a)	90,000	96,300
7.000%, 10/01/20 (a)	60,000	64,950
7.250%, 07/15/22 (a)	125,000	136,563
Visteon Corp., 6.750%, 04/15/19[1]	81,000	87,075
Vulcan Materials Co.,
7.000%, 06/15/18	10,000	11,400
7.500%, 06/15/21	65,000	76,863
Watco Cos LLC / Watco Finance Corp., 6.375%, 04/01/23 (a)	35,000	36,181
Wind Acquisition Finance SA, 7.250%, 02/15/18 (a)	200,000	209,250
Windstream Corp.,
6.375%, 08/01/23 (a)	55,000	54,863
7.500%, 04/01/23	100,000	106,500
7.750%, 10/01/21	65,000	71,175
8.125%, 09/01/18	10,000	11,000
WMG Acquisition Corp.,
6.000%, 01/15/21 (a)	35,000	36,838
11.500%, 10/01/18	35,000	41,256
Wolverine World Wide, Inc., 6.125%, 10/15/20 (a)	10,000	10,663
WPX Energy, Inc., 6.000%, 01/15/22	75,000	78,938
Zayo Group LLC / Zayo Capital, Inc., Series WI, 8.125%, 01/01/20	25,000	28,125
Total Industrials		29,662,476
Utilities - 1.9%
AES Corp., The,
8.000%, 10/15/17	90,000	106,313
9.750%, 04/15/16	30,000	35,925

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal	Value
Utilities - 1.9% (continued)
Calpine Corp.,
7.250%, 10/15/17 (a)	$36,000	$38,340
7.500%, 02/15/21 (a)	94,000	103,635
7.875%, 07/31/20 (a)	23,000	25,300
7.875%, 01/15/23 (a)	16,000	17,840
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.,
6.875%, 08/15/17 (a)	15,000	15,863
10.000%, 12/01/20 (a)	101,000	114,576
NRG Energy, Inc.,
7.625%, 01/15/18	145,000	165,663
8.250%, 09/01/20	10,000	11,338
Series WI, 7.875%, 05/15/21	20,000	22,350
Total Utilities		657,143
Total Corporate Bonds and Notes (cost $30,592,897)		32,603,693
Short-Term Investments - 7.4%
Repurchase Agreements - 3.2%[2]
Citigroup Global Markets Inc., dated 03/28/13, due 04/01/13, 0.150%, total to be received, $83,975 (secured by various U.S. Government Agency Obligations, 0.250% - 6.125%, 10/31/13 - 02/15/43, totaling $85,654)	83,974	83,974
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 03/28/13, due 04/01/13, 0.200%, total to be received $1,000,022 (secured by various U.S. Government Agency Obligations, 0.000% -6.500%, 04/25/13 - 01/01/47, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,083,974

	Shares
Other Investment Companies - 4.2%[3]
Dreyfus Cash Management Fund,
Institutional Class Shares, 0.05%	1,454,500	1,454,500
Total Short-Term Investments
(cost $2,538,474)		2,538,474
Total Investments - 103.4% (cost $33,503,848)		35,534,846
Other Assets, less Liabilities - (3.4)%		(1,177,505)
Net Assets - 100.0%		$34,357,341

Managers AMG GW&K Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

	Principal Amount	Value
Corporate Bonds and Notes - 58.8%
Financials - 13.3%
American Tower Corp., 7.250%, 05/15/19	$2,320,000	$2,875,946
Associates Corp. of North America, 6.950%, 11/01/18	2,552,000	3,120,415
Bank of America Corp., Series M, 8.125%, 12/29/49[6]	1,200,000	1,356,244
General Electric Capital Corp., Series GMTN, 6.000%, 08/07/19	1,125,000	1,367,673
Goldman Sachs Group, Inc., The, 6.125%, 02/15/33	2,355,000	2,716,905
International Lease Finance Corp., 8.250%, 12/15/20	1,100,000	1,350,250
JPMorgan Chase & Co., Series 1, 7.900%, 04/29/49[6]	1,790,000	2,058,588
Morgan Stanley, Series GMTN, 5.500%, 07/28/21	1,235,000	1,418,220
Wells Fargo & Co., Series K, 7.980%, 03/29/49[6]	1,780,000	2,057,012
Total Financials		18,321,253
Industrials - 45.5%
ArcelorMittal, 10.350%, 06/01/19 (b)	1,080,000	1,365,445
AutoNation, Inc., 6.750%, 04/15/18	1,200,000	1,371,000
CBS Corp., 8.875%, 05/15/19	1,055,000	1,410,834
CenturyLink, Inc., Series S, 6.450%, 06/15/21	1,305,000	1,385,508
CF Industries, Inc., 7.125%, 05/01/20	2,200,000	2,729,727
Chesapeake Energy Corp., 6.125%, 02/15/21	1,280,000	1,368,000
Chrysler Group LLC / CG Co-Issuer, Inc., 8.000%, 06/15/19	1,200,000	1,321,500
Comcast Corp., 7.050%, 03/15/33	1,000,000	1,324,688
CRH America, Inc., 8.125%, 07/15/18	1,100,000	1,368,602
Delphi Corp., 5.000%, 02/15/23	1,250,000	1,328,125
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Series WI, 5.200%, 03/15/20	2,390,000	2,736,306
DISH DBS Corp., 5.000%, 03/15/23 (a)	1,390,000	1,374,362
Domtar Corp., 10.750%, 06/01/17	1,090,000	1,407,157
Eastman Chemical Co., 3.600%, 08/15/22	2,630,000	2,737,133
El Paso LLC, Series GMTN, 7.750%, 01/15/32	1,210,000	1,360,230
Energy Transfer Equity L.P., 7.500%, 10/15/20	1,170,000	1,354,275
Ford Motor Co., 7.450%, 07/16/31	1,105,000	1,403,036
Freeport-McMoRan Copper & Gold, Inc., 3.550%, 03/01/22	1,000,000	995,892
Frontier Communications Corp., Series WI, 8.500%, 04/15/20	1,200,000	1,365,000
Gap, Inc., The, 5.950%, 04/12/21	1,200,000	1,373,969
Georgia-Pacific LLC, 8.000%, 01/15/24	1,025,000	1,421,225
Goodyear Tire & Rubber Co., The, 8.250%, 08/15/20	1,240,000	1,377,950
Host Hotels & Resorts LP, 4.750%, 03/01/23	1,000,000	1,080,000
Huntsman International LLC, 8.625%, 03/15/21	1,200,000	1,356,000
International Paper Co., 7.500%, 08/15/21	1,050,000	1,376,895
Iron Mountain, Inc., 8.375%, 08/15/21	1,235,000	1,363,131
L-3 Communications Corp., 4.950%, 02/15/21	1,840,000	2,060,406
Lubrizol Corp., 8.875%, 02/01/19	1,000,000	1,386,368
Rio Tinto Finance USA, Ltd., 9.000%, 05/01/19	1,495,000	2,062,121
Royal Caribbean Cruises, Ltd., 7.250%, 03/15/18	1,175,000	1,351,250
Sprint Capital Corp., 6.900%, 05/01/19	1,235,000	1,361,587

Managers AMG GW&K Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 45.5% (continued)
Teck Resources, Ltd., 6.125%, 10/01/35	$1,930,000	$2,057,409
Teekay Corp., 8.500%, 01/15/20	1,250,000	1,357,813
United Rentals North America, Inc., 8.250%, 02/01/21	1,200,000	1,365,000
United States Steel Corp., 7.375%, 04/01/20	1,300,000	1,368,250
Valero Energy Corp., 9.375%, 03/15/19	1,040,000	1,420,567
Weatherford International, Ltd./Bermuda, 9.625%, 03/01/19	1,650,000	2,157,537
Williams Cos, Inc., The, 8.750%, 03/15/32	2,095,000	2,827,976
Xerox Corp., 6.350%, 05/15/18	2,360,000	2,769,000
Total Industrials		62,601,274
Total Corporate Bonds and Notes (cost $80,414,483)		80,922,527
Municipal Bonds - 6.7%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	1,950,000	2,817,106
Illinois State General Obligation, 5.365%, 03/01/17	1,800,000	2,014,488
JobsOhio Beverage System, Series B, 3.985%, 01/01/29	1,445,000	1,494,217
Metropolitan Transportation Authority NY Revenue, Build America Bonds, 6.668%, 11/15/39	2,245,000	2,922,339
Total Municipal Bonds (cost $9,252,228)		9,248,150
U.S. Government and Agency Obligations - 31.1%
Federal Home Loan Mortgage Corporation - 8.1%
FHLMC Mac Gold Pool, 5.000%, 06/01/26 to 10/01/36	10,292,782	11,070,162
Federal National Mortgage Association - 21.5%
FNMA,
4.500%, 05/01/39	5,123,008	5,651,533
5.000%, 08/01/35	2,747,859	2,983,746
5.500%, 05/01/25 to 02/01/39	14,062,845	15,420,402
6.000%, 06/01/36	5,075,187	5,572,185
Total Federal National Mortgage Association		29,627,866
U.S. Treasury Obligations - 1.5%
United States Treasury Notes, 3.500%, 05/15/20	1,800,000	2,078,719
Total U.S. Government and Agency Obligations (cost $42,828,606)		42,776,747

	Shares
Other Investment Companies - 2.3%[3]
Dreyfus Cash Management Fund,
Institutional Class Shares, 0.05%
(cost $3,135,594)	3,135,594	3,135,594
Total Investments - 98.9% (cost $135,630,911)		136,083,018
Other Assets, less Liabilities - 1.1%		1,481,077
Net Assets - 100.0%		$137,564,095

Managers Short Duration Government Fund

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

	Principal Amount	Value
Asset-Backed Securities - 0.2%
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 0.524%, 11/25/35 (04/25/13)[4]	$662,832	$654,810
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A5, 1.284%, 12/25/34 (04/25/13)[4,5]	186,650	182,200
Total Asset-Backed Securities (cost $849,840)		837,010
Mortgage-Backed Securities - 9.7%
Bank of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2003-2, Class A4, 5.061%, 03/11/41[6]	881,044	886,810
Series 2006-6, Class A2, 5.309%, 10/10/45	257,425	264,949
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2003-T12, Class A4, 4.680%, 08/13/39[6]	1,413,039	1,429,206
Series 2004-PWR3, Class A4, 4.715%, 02/11/41	472,972	481,304
Series 2004-PWR4, Class A3, 5.468%, 06/11/41[6]	3,534,569	3,674,590
Series 2004-T14, Class A4, 5.200%, 01/12/41[6]	1,174,102	1,207,644
Series 2006-PW11, Class A2, 5.402%, 03/11/39[6]	238,734	240,940
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class A2, 4.639%, 05/15/43	618,145	623,014
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 2A4, 0.704%, 02/25/35 (04/25/13)[4,5,9]	1,056,264	277,269
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-CP5, Class C, 5.230%, 12/15/35	234,014	233,956
Series 2003-C5, Class A4, 4.900%, 12/15/36[6]	583,905	589,912
Series 2004-C2, Class A2, 5.416%, 05/15/36[6]	5,884,000	6,088,069
Series 2004-C5, Class A3, 4.499%, 11/15/37	473,008	473,091
GE Capital Commercial Mortgage Corp., Series 2004-C2, Class A4, 4.893%, 03/10/40	900,000	925,412
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2, 5.450%, 05/10/40[6]	546,850	550,989
Series 2003-C3, Class A4, 5.023%, 04/10/40	2,001,827	2,035,636
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.569%, 08/10/42	1,025,210	1,024,389
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2003-CB7, Class A4, 4.879%, 01/12/38[6]	2,622,087	2,668,967
Series 2003-LN1, Class A2, 4.920%, 10/15/37[6]	3,570,361	3,592,416
LB-UBS Commercial Mortgage Trust,
Series 2003-C7, Class A4, 4.931%, 09/15/35[6]	1,264,039	1,270,632
Series 2005-C7, Class A2, 5.103%, 11/15/30	17,741	17,826
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3, 6.720%, 11/15/26[6]	1,617,085	1,774,326
Merrill Lynch Mortgage Trust,
Series 2003-KEY1, Class A4, 5.236%, 11/12/35[6]	1,975,485	2,004,554
Series 2004-MKB1, Class A3, 4.892%, 02/12/42	43,103	43,139
Morgan Stanley Capital I, Inc.,
Series 2003-IQ5, Class A4, 5.010%, 04/15/38	375,423	378,697
Series 2004-T13, Class A4, 4.660%, 09/13/45	6,742,257	6,845,979
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A4, 5.125%, 08/15/35[6]	330,492	332,143

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 9.7% (continued)
Series 2003-C6, Class B, 5.125%, 08/15/35[6]	$396,000	$400,486
Series 2003-C8, Class A4, 4.964%, 11/15/35[6]	1,581,754	1,616,915
WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A3, 0.554%, 01/25/45 (04/25/13)[4]	555,353	521,756
Total Mortgage-Backed Securities (cost $44,014,975)		42,475,016
U.S. Government and Agency Obligations - 79.1%
Federal Home Loan Mortgage Corporation - 31.3%
FHLMC,
2.126%, 11/01/33 (06/15/13)[4]	1,190,231	1,254,858
2.335%, 10/01/28 (06/15/13)[4]	78,972	82,696
2.357%, 07/01/34 (06/15/13)[4,5]	413,752	434,993
2.358%, 12/01/33 (06/15/13)[4]	2,484,384	2,655,163
2.375%, 12/01/32 to 04/01/34 (06/15/13)[4]	1,853,354	1,976,541
2.379%, 03/01/34 (06/15/13)[4,5]	4,152,924	4,407,758
2.384%, 11/01/33 (06/15/13)[4]	1,546,842	1,646,705
2.411%, 05/01/34 (06/15/13)[4]	2,814,001	2,988,734
2.447%, 10/01/33 (06/15/13)[4,5]	2,802,053	2,967,270
2.454%, 10/01/33 (06/15/13)[4,5]	1,706,949	1,817,941
2.500%, 09/01/35 (06/15/13)[4,5]	2,364,310	2,492,457
2.598%, 02/01/23 (06/15/13)[4]	531,992	551,553
2.623%, 06/01/35 (06/15/13)[4,5]	1,014,857	1,089,867
2.859%, 09/01/33 (06/15/13)[4,5]	2,509,576	2,673,216
3.088%, 02/01/37 (06/15/13)[4,5]	880,184	939,580
FHLMC Gold Pool,
3.000%, 05/01/27 to 07/01/27	1,947,288	2,052,517
3.500%, 12/01/25 to 03/01/27	16,667,032	17,700,705
4.000%, 05/01/24 to 09/01/26	9,323,790	9,927,092
4.500%, 07/01/18 to 06/01/26[5]	11,364,400	12,153,851
5.000%, 09/01/17 to 06/01/26[5]	16,985,345	18,247,415
5.500%, 08/01/17 to 05/01/38[5]	19,360,747	20,890,501
6.000%, 12/01/13 to 01/01/24[5]	5,404,354	5,683,397
6.500%, 03/01/18[5]	518,200	555,750
7.000%, 06/01/17 to 07/01/19[5]	797,981	839,305
7.500%, 04/01/15 to 03/01/33	601,231	714,836
FHLMC REMICS,
Series 2429, Class HB, 6.500%, 12/15/23	302,148	340,700
Series 2554, Class HA, 4.500%, 04/15/32	1,290,966	1,332,097
Series 2558, Class UE, 5.500%, 05/15/22	2,516	2,515
Series 2621, Class PG, 5.500%, 12/15/31	1,153,113	1,173,579
Series 2627, Class BM, 4.500%, 06/15/18	380,674	402,932
Series 2628, Class GQ, 3.140%, 11/15/17	225,594	228,172
Series 2631, Class PD, 4.500%, 06/15/18	131,399	139,077
Series 2635, Class DG, 4.500%, 01/15/18	284,413	293,102
Series 2682, Class LC, 4.500%, 07/15/32	2,293,609	2,372,298

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 31.3% (continued)
FHLMC REMICS,
Series 2683, Class JB, 4.000%, 09/15/18	$662,128	$698,773
Series 2709, Class PE, 5.000%, 12/15/22	482,339	504,519
Series 2764, Class OD, 4.500%, 10/15/17	57,107	57,198
Series 2766, Class PG, 5.000%, 05/15/32	371,304	375,312
Series 2783, Class TC, 4.000%, 04/15/19	328,192	329,489
Series 2786, Class BC, 4.000%, 04/15/19	418,646	446,404
Series 2791, Class AJ, 5.000%, 07/15/16	72,581	72,853
Series 2809, Class UC, 4.000%, 06/15/19	432,939	458,046
Series 2850, Class BN, 4.500%, 09/15/18	61,827	62,497
Series 2877, Class PA, 5.500%, 07/15/33	372,166	398,189
Series 2882, Class UL, 4.500%, 02/15/19	283,713	287,606
Series 2890, Class KC, 4.500%, 02/15/19	304,281	310,135
Series 2935, Class LM, 4.500%, 02/15/35	1,419,260	1,497,070
Series 2986, Class KL, 4.570%, 11/15/19	2,779,513	2,848,148
Series 3000, Class PB, 3.900%, 01/15/23	201,542	208,490
Series 3266, Class C, 5.000%, 02/15/20	27,359	27,396
Series 3294, Class DA, 4.500%, 12/15/20	166,227	168,114
Series 3535, Class CA, 4.000%, 05/15/24	408,954	433,901
Series 3609, Class LA, 4.000%, 12/15/24	583,580	619,364
Series 3632, Class AG, 4.000%, 06/15/38	589,411	618,726
Series 3649, Class HB, 2.000%, 11/15/18	370,901	379,008
Series 3756, Class DA, 1.200%, 11/15/18	1,662,453	1,674,718
Series 3846, Class CK, 1.500%, 09/15/20	710,453	717,005
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42[6]	149,157	175,023
Total Federal Home Loan Mortgage Corporation		136,397,157
Federal National Mortgage Association - 39.6%
FNMA,
1.901%, 01/01/24 (05/25/13)[4]	1,156,028	1,190,805
2.054%, 02/01/35 (05/25/13)[4]	6,977,804	7,421,791
2.060%, 08/01/33 (05/25/13)[4]	762,940	802,443
2.061%, 02/01/33 (05/25/13)[4]	1,924,671	2,041,798
2.072%, 01/01/35 (05/25/13)[4]	1,297,054	1,379,203
2.079%, 01/01/35 (05/25/13)[4]	705,436	752,568
2.141%, 01/01/35 (05/25/13)[4]	807,165	857,674
2.145%, 08/01/34 (05/25/13)[4]	505,072	530,178
2.149%, 10/01/34 (05/25/13)[4]	1,366,310	1,446,220
2.169%, 03/01/36 (05/25/13)[4]	1,055,296	1,120,807
2.195%, 01/01/35 (05/25/13)[4]	4,088,156	4,331,192
2.211%, 01/01/34 to 06/01/34 (05/25/13)[4]	2,332,278	2,473,112
2.237%, 05/01/34 (05/25/13)[4]	2,113,930	2,237,840
2.245%, 05/01/33 (05/25/13)[4]	2,005,526	2,140,778
2.254%, 11/01/34 (05/25/13)[4]	695,449	739,268

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 39.6% (continued)
FNMA,
2.282%, 06/01/33 (05/25/13)[4]	$757,504	$805,320
2.302%, 12/01/34 (05/25/13)[4]	3,765,229	4,012,427
2.327%, 03/01/33 (05/25/13)[4]	793,856	845,537
2.337%, 09/01/33 (05/25/13)[4]	1,049,306	1,111,414
2.340%, 02/01/37 (05/25/13)[4]	544,524	583,406
2.350%, 01/01/26 (05/25/13)[4]	496,030	515,966
2.366%, 05/01/34 (05/25/13)[4]	2,882,788	3,075,645
2.388%, 01/01/25 (05/25/13)[4]	723,310	764,082
2.419%, 02/01/36 (05/25/13)[4]	3,906,443	4,175,148
2.434%, 12/01/34 (05/25/13)[4]	3,143,311	3,330,260
2.492%, 04/01/34 (05/25/13)[4]	892,323	955,186
2.493%, 11/01/34 (05/25/13)[4]	6,086,479	6,540,310
2.498%, 04/01/34 (05/25/13)[4]	1,059,881	1,129,643
2.534%, 01/01/36 (05/25/13)[4]	5,658,230	6,043,215
2.536%, 01/01/33 (05/25/13)[4]	66,404	70,518
2.550%, 09/01/33 (05/25/13)[4,5]	979,389	1,020,752
2.553%, 01/01/36 (05/25/13)[4]	140,778	149,691
2.614%, 12/01/33 (05/25/13)[4]	868,797	923,888
2.631%, 08/01/34 (05/25/13)[4]	582,752	620,064
2.674%, 10/01/35 (05/25/13)[4]	2,444,011	2,602,658
2.676%, 01/01/34 (05/25/13)[4]	3,426,602	3,642,961
2.680%, 07/01/34 (05/25/13)[4]	2,211,094	2,350,464
2.698%, 01/01/33 (05/25/13)[4]	1,496,188	1,592,268
2.717%, 08/01/36 (05/25/13)[4]	308,606	329,285
2.740%, 01/01/36 (05/25/13)[4]	77,464	83,610
2.855%, 06/01/35 to 05/01/36 (05/25/13)[4]	699,052	744,875
2.887%, 06/01/34 (05/25/13)[4]	3,812,937	4,075,682
2.895%, 09/01/37 (05/25/13)[4]	277,759	298,268
3.000%, TBA	2,000,000	2,062,812
4.000%, 12/01/26	480,890	514,827
4.500%, 04/01/19 to 04/01/25	4,751,843	5,194,962
5.000%, 03/01/18 to 03/01/25[5]	9,181,330	9,933,283
5.500%, 10/01/17 to 07/01/26[5]	24,653,631	26,724,431
6.000%, 03/01/17 to 07/01/25[5]	11,522,218	12,533,457
6.500%, 04/01/17 to 08/01/32[5]	1,753,074	1,923,322
7.000%, 09/01/14 to 11/01/22	3,135,276	3,516,525
7.500%, 08/01/33 to 09/01/33	127,784	156,269
FNMA Grantor Trust,
Series 2002-T5, Class A1, 0.444%, 05/25/32 (04/25/13)[4]	395,201	388,290
Series 2003-T4, Class A1, 0.424%, 09/26/33 (04/26/13)[4]	15,626	15,412
Series 2004-T1, Class 1A2, 6.500%, 01/25/44	361,409	431,111
FNMA REMICS,
Series 1994-76, Class J, 5.000%, 04/25/24	400,728	421,053

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 39.6% (continued)
FNMA REMICS,
Series 2001-63, Class FA, 0.753%, 12/18/31 (04/18/13)[4,9]	$942,466	$951,699
Series 2002-33, Class A2, 7.500%, 06/25/32	93,428	114,946
Series 2002-47, Class FD, 0.604%, 08/25/32 (04/25/13)[4]	810,498	813,384
Series 2002-56, Class UC, 5.500%, 09/25/17	771,954	823,503
Series 2002-74, Class FV, 0.654%, 11/25/32 (04/25/13)[4]	1,480,836	1,486,574
Series 2003-2, Class FA, 0.704%, 02/25/33 (04/25/13)[4]	960,220	967,686
Series 2003-3, Class HJ, 5.000%, 02/25/18	387,453	414,344
Series 2003-5, Class EL, 5.000%, 08/25/22	227,324	229,750
Series 2004-1, Class AC, 4.000%, 02/25/19	264,789	279,326
Series 2004-19, Class AE, 4.000%, 03/25/18	56,125	56,483
Series 2004-20, Class AD, 4.000%, 02/25/18	303,683	304,345
Series 2004-21, Class AE, 4.000%, 04/25/19	956,620	1,010,514
Series 2004-27, Class HB, 4.000%, 05/25/19	498,478	529,448
Series 2004-78, Class AC, 5.000%, 05/25/32	1,204,200	1,245,031
Series 2005-13, Class AF, 0.604%, 03/25/35 (04/25/13)[4,5]	1,385,710	1,394,645
Series 2005-19, Class PA, 5.500%, 07/25/34	274,913	307,899
Series 2005-29, Class TC, 5.000%, 04/25/35	284,461	297,172
Series 2005-38, Class DP, 5.000%, 06/25/19	159,178	160,600
Series 2005-58, Class EP, 5.500%, 07/25/35	391,117	440,667
Series 2005-68, Class PC, 5.500%, 07/25/35	669,208	733,314
Series 2005-93, Class HD, 4.500%, 11/25/19	305,474	311,273
Series 2005-100, Class GC, 5.000%, 12/25/34	2,113,379	2,176,941
Series 2006-99, Class PC, 5.500%, 12/25/33	711,923	722,406
Series 2007-56, Class FN, 0.574%, 06/25/37 (04/25/13)[4]	648,865	650,152
Series 2008-54, Class EC, 5.000%, 02/25/35	10,119	10,126
Series 2008-59, Class KB, 4.500%, 07/25/23	481,241	510,424
Series 2008-81, Class KA, 5.000%, 10/25/22	176,467	182,723
Series 2010-12, Class AC, 2.500%, 12/25/18	383,238	395,063
FNMA Whole Loan,
Series 2002-W1, Class 2A, 6.898%, 02/25/42[5,6]	411,198	479,330
Series 2002-W6, Class 2A, 7.057%, 06/25/42[6]	1,371,020	1,649,431
Series 2003-W1, Class 2A, 6.879%, 12/25/42[6]	25,158	30,073
Series 2003-W4, Class 4A, 7.179%, 10/25/42[5,6]	712,682	846,237
Series 2003-W13, Class AV2, 0.484%, 10/25/33 (04/25/13)[4,9]	51,056	50,973
Series 2004-W5, Class F1, 0.654%, 02/25/47 (04/25/13)[4]	677,531	680,623
Series 2004-W14, Class 1AF, 0.604%, 07/25/44 (04/25/13)[4,5]	2,717,329	2,723,862
Series 2005-W2, Class A1, 0.404%, 05/25/35 (04/25/13)[4,5]	2,539,770	2,520,823
Total Federal National Mortgage Association		172,175,764
Government National Mortgage Association - 4.4%
GNMA,
0.753%, 11/16/30 to 01/16/40 (04/16/13)[4]	2,888,312	2,924,267
1.625%, 12/20/21 to 03/20/37 (05/20/13)[4]	1,962,131	2,051,942
1.750%, 09/20/22 to 09/20/35 (05/20/13)[4,5]	6,027,634	6,326,382

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association - 4.4% (continued)
GNMA,
2.000%, 06/20/22 (05/20/13)[4]	$72,860	$75,997
2.500%, 07/20/18 to 08/20/21 (05/20/13)[4]	71,771	75,100
2.750%, 10/20/17 (05/20/13)[4,5]	29,797	31,127
3.000%, 11/20/17 to 03/20/21 (05/20/13)[4]	104,548	109,561
3.500%, 07/20/18 (05/20/13)[4]	33,213	34,892
4.000%, 09/15/18	573,759	618,860
4.500%, 04/15/18 to 07/20/35	2,694,035	2,829,860
4.750%, 07/20/35	140,410	140,988
5.000%, 06/20/19 to 05/20/32	813,963	884,503
5.500%, 06/17/16 to 04/20/32	2,903,730	3,064,999
9.500%, 12/15/17	5,110	5,485
Total Government National Mortgage Association		19,173,963
Interest Only Strips - 2.8%
FHLMC,
Series 215, Class IO, 8.000%, 06/15/31[9]	176,540	34,988
Series 233, Class 5, 4.500%, 09/15/35	119,135	11,805
FHLMC REMICS,
Series 2530, Class QI, 6.797%, 01/15/32 (04/15/13)[4]	279,277	46,240
Series 2637, Class SI, 5.797%, 06/15/18 (04/15/13)[4]	267,291	21,768
Series 2649, Class IM, 7.000%, 07/15/33	528,205	131,586
Series 2763, Class KS, 6.447%, 10/15/18 (04/15/13)[4]	631,216	44,997
Series 2877, Class GS, 6.497%, 11/15/18 (04/15/13)[4]	199,661	5,803
Series 2922, Class SE, 6.547%, 02/15/35 (04/15/13)[4]	464,141	79,714
Series 2934, Class HI, 5.000%, 02/15/20	172,463	17,895
Series 2934, Class KI, 5.000%, 02/15/20	116,985	13,256
Series 2965, Class SA, 5.847%, 05/15/32 (04/15/13)[4]	1,222,828	174,569
Series 2967, Class JI, 5.000%, 04/15/20	556,507	61,852
Series 2980, Class SL, 6.497%, 11/15/34 (04/15/13)[4]	611,539	118,499
Series 2981, Class SU, 7.597%, 05/15/30 (04/15/13)[4]	495,810	104,970
Series 3031, Class BI, 6.487%, 08/15/35 (04/15/13)[4]	1,130,735	238,510
Series 3065, Class DI, 6.417%, 04/15/35 (04/15/13)[4]	998,220	199,057
Series 3114, Class GI, 6.397%, 02/15/36 (04/15/13)[4]	1,835,677	397,990
Series 3308, Class S, 6.997%, 03/15/32 (04/15/13)[4]	1,144,217	229,401
Series 3424, Class XI, 6.367%, 05/15/36 (04/15/13)[4]	1,075,336	185,461
Series 3489, Class SD, 7.597%, 06/15/32 (04/15/13)[4]	592,823	119,454
Series 3606, Class SN, 6.047%, 12/15/39 (04/15/13)[4]	1,412,774	204,421
Series 3685, Class EI, 5.000%, 03/15/19	2,113,875	155,191
Series 3731, Class IO, 5.000%, 07/15/19	986,796	78,901
Series 3882, Class AI, 5.000%, 06/15/26	431,878	43,361
Series 3995, Class KI, 3.500%, 02/15/27	1,457,171	193,341
FNMA,
Series 92, Class 2, 9.000%, 12/15/16[9]	14,643	1,726

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.8% (continued)
FNMA,
Series 306, Class IO, 8.000%, 05/01/30[9]	$130,146	$25,590
Series 365, Class 4, 5.000%, 04/01/36	176,093	20,572
FNMA REMICS,
Series 2001-82, Class S, 7.626%, 05/25/28 (04/25/13)[4,9]	483,136	104,781
Series 2003-48, Class SJ, 5.796%, 06/25/18 (04/25/13)[4]	337,889	28,457
Series 2003-73, Class SM, 6.396%, 04/25/18 (04/25/13)[4]	341,438	26,385
Series 2004-49, Class SQ, 6.846%, 07/25/34 (04/25/13)[4]	372,272	76,073
Series 2004-51, Class SX, 6.916%, 07/25/34 (04/25/13)[4]	501,800	89,246
Series 2004-64, Class SW, 6.846%, 08/25/34 (04/25/13)[4]	1,699,968	313,529
Series 2004-66, Class SE, 6.296%, 09/25/34 (04/25/13)[4]	265,575	53,205
Series 2005-5, Class SD, 6.496%, 01/25/35 (04/25/13)[4]	558,907	90,351
Series 2005-12, Class SC, 6.546%, 03/25/35 (04/25/13)[4]	637,388	118,086
Series 2005-45, Class SR, 6.516%, 06/25/35 (04/25/13)[4]	1,519,310	263,625
Series 2005-65, Class KI, 6.796%, 08/25/35 (04/25/13)[4]	3,416,545	626,294
Series 2005-66, Class GS, 6.646%, 07/25/20 (04/25/13)[4]	306,089	42,152
Series 2005-67, Class SM, 5.946%, 08/25/35 (04/25/13)[4]	295,900	46,921
Series 2006-3, Class SA, 5.946%, 03/25/36 (04/25/13)[4]	701,681	108,881
Series 2007-75, Class JI, 6.341%, 08/25/37 (04/25/13)[4]	262,078	36,977
Series 2007-85, Class SI, 6.256%, 09/25/37 (04/25/13)[4]	787,315	139,136
Series 2008-86, Class IO, 4.500%, 03/25/23	2,019,398	139,200
Series 2008-87, Class AS, 7.446%, 07/25/33 (04/25/13)[4]	2,378,044	417,155
Series 2010-37, Class GI, 5.000%, 04/25/25	2,518,251	172,459
Series 2010-65, Class IO, 5.000%, 09/25/20	2,633,838	230,786
Series 2010-68, Class SJ, 6.346%, 07/25/40 (04/25/13)[4]	699,859	135,817
Series 2010-105, Class IO, 5.000%, 08/25/20	983,750	90,351
Series 2010-121, Class IO, 5.000%, 10/25/25	1,080,777	88,499
Series 2011-69, Class AI, 5.000%, 05/25/18	3,419,572	254,389
Series 2011-88, Class WI, 3.500%, 09/25/26	1,689,924	246,445
Series 2011-124, Class IC, 3.500%, 09/25/21	3,224,514	274,242
Series 2012-126, Class SJ, 4.796%, 11/25/42 (04/25/13)[4]	6,462,949	1,168,409
GNMA,
Series 1999-40, Class TW, 6.797%, 02/17/29 (04/17/13)[4]	652,537	130,675
Series 2002-7, Class ST, 7.297%, 08/17/27 (04/17/13)[4]	578,695	129,446
Series 2010-111, Class BI, 2.000%, 09/16/13	3,522,251	26,768
Series 2010-147, Class IG, 2.000%, 11/16/13	15,144,276	158,648
Series 2011-32, Class KS, 11.694%, 06/16/34 (04/16/13)[4]	1,262,031	380,971
Series 2011-94, Class IS, 6.497%, 06/16/36 (04/16/13)[4]	885,179	188,689
Series 2011-146, Class EI, 5.000%, 11/16/41	516,142	106,798
Series 2011-157, Class SG, 6.397%, 12/20/41 (04/20/13)[4]	1,301,490	345,578
Series 2011-167, Class IO, 5.000%, 12/16/20	4,901,851	451,066
Series 2012-34, Class KS, 5.847%, 03/16/42 (04/16/13)[4]	4,157,784	965,876
Series 2012-69, Class QI, 4.000%, 03/16/41	2,249,007	412,219

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal	Value
Interest Only Strips - 2.8% (continued)
GNMA,
Series 2012-96, Class IC, 3.000%, 08/20/27	$1,440,565	$178,004
Series 2012-103, Class IB, 3.500%, 04/20/40	1,560,524	237,683
Total Interest Only Strips		12,055,190
U.S. Government Obligations - 1.0%
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	3,176,342	4,262,749
Total U.S. Government and Agency Obligations (cost $337,180,225)		344,064,823
Short-Term Investments - 11.3%
U.S. Government and Agency Discount Notes - 6.2%
FHLMC, 0.04%, 05/20/13[10,11]	7,000,000	6,999,524
FHLMC, 0.05%, 07/15/13[10]	10,000,000	9,998,250
FNMA, 0.14%, 09/04/13[10,11]	10,000,000	9,996,100
Total U.S. Government and Agency Discount Notes		26,993,874
	Shares
Other Investment Companies - 5.1%[3]
Dreyfus Cash Management Fund,
Institutional Class Shares, 0.05%[5]	22,170,041	22,170,041
Total Short-Term Investments
(cost $49,159,511)		49,163,915
Total Investments - 100.3% (cost $431,204,551)		436,540,764
Other Assets, less Liabilities - (0.3)%		(1,497,812)
Net Assets - 100.0%		$435,042,952

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

	Principal Amount	Value
Mortgage-Backed Securities - 7.2%
American Home Mortgage Assets LLC, Series 2005-1, Class 1A1, 3.036%, 11/25/35 (05/25/13)[4]	$94,072	$73,023
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 2.447%, 04/25/44 (05/25/13)[4]	144,171	130,443
Series 2004-4, Class 4A, 2.457%, 02/25/45 (05/25/13)[4]	580,444	566,859
Series 2005-1, Class 5A1, 2.447%, 06/25/45 (05/25/13)[4]	66,495	62,338
Series 2005-1, Class 6A, 2.447%, 06/25/45 (05/25/13)[4]	1,272,566	1,189,996
Bank of America Funding Corp., Series 2004-B, Class 1A2, 3.031%, 12/20/34 (05/20/13)[4]	156,565	137,135
Bank of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2006-6, Class A2, 5.309%, 10/10/45	1,167,578	1,201,706
Series 2007-3, Class A2, 5.592%, 06/10/49[6]	130,669	130,521
Bear Stearns Alt-A Trust, Series 2005-3, Class 2A3, 2.678%, 04/25/35 (05/25/13)[4]	145,257	126,012
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2005-PWR9, Class A3, 4.868%, 09/11/42	1,000,000	1,035,245
Series 2006-PW11, Class A2, 5.402%, 03/11/39[6]	99,603	100,523
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class A2, 4.639%, 05/15/43	327,634	330,215
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A4, 5.658%, 10/15/48	2,000,000	2,029,324
Countrywide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.504%, 05/25/35 (04/25/13)[4]	179,626	175,865
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-R2, Class 1AF1, 0.624%, 11/25/34 (04/25/13) (a)[4,9]	208,838	177,654
Series 2005-HYB2, Class 1A4, 3.137%, 05/20/35 (05/20/13)[4]	116,968	105,760
Series 2005-HYB8, Class 1A1, 2.790%, 12/20/35 (05/20/13)[4]	135,624	115,836
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class A3, 4.645%, 07/15/37	920,796	940,970
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A3, 4.538%, 05/10/43	107,534	108,582
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.554%, 03/25/35 (04/25/13) (a)[4,9]	238,582	199,324
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 1.890%, 05/25/34 (05/25/13)[4]	52,077	51,044
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 2.504%, 11/19/34 (05/19/13)[4]	91,735	79,083
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP1, Class A2, 4.625%, 03/15/46	24,220	24,437
Series 2006-LDP7, Class A3B, 5.871%, 04/15/45[6]	686,514	697,320
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A2, 5.103%, 11/15/30	10,355	10,405
Master Alternative Loans Trust, Series 2005-2, Class 2A1, 6.000%, 01/25/35	737,118	744,913
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 2A1, 6.005%, 08/25/35[6]	1,174,606	1,124,029
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.554%, 03/25/35 (04/25/13) (a)[4,9]	291,412	236,225
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2, 5.500%, 10/15/48	239,686	242,210
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	656,488	704,258
Total Mortgage-Backed Securities (cost $12,507,041)		12,851,255

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 111.0%
Federal Home Loan Mortgage Corporation - 62.3%
FHLMC,
2.354%, 11/01/33 (06/15/13)[4,5]	$1,319,771	$1,409,529
2.499%, 01/01/36 (06/15/13)[4,5]	2,633,799	2,810,280
3.088%, 02/01/37 (06/15/13)[4]	73,700	78,673
FHLMC Gold Pool,
3.000%, 04/01/21 to 07/01/27	942,640	993,985
3.500%, 01/01/26 to 02/01/43	12,871,329	13,600,443
3.500%, TBA	3,000,000	3,156,914
4.000%, 05/01/24 to 09/01/42	12,538,193	13,410,474
4.000%, TBA	21,000,000	22,319,063
4.500%, 02/01/20 to 09/01/41[5]	9,732,885	10,426,052
4.500%, TBA	11,200,000	11,980,500
5.000%, 05/01/18 to 07/01/41[5]	11,921,434	12,918,738
5.000%, TBA	400,000	430,188
5.500%, 11/01/17 to 01/01/40[5]	8,094,872	8,808,062
5.500%, TBA	3,300,000	3,573,668
6.000%, 09/01/17 to 01/01/24[5]	2,228,287	2,447,286
7.000%, 07/01/19	264,808	290,769
7.500%, 07/01/34[5]	1,520,158	1,839,484
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42[6]	208,820	245,033
Total Federal Home Loan Mortgage Corporation		110,739,141
Federal National Mortgage Association - 37.7%
FNMA,
2.211%, 06/01/34 (05/25/13)[4,5]	1,044,235	1,113,217
2.631%, 08/01/34 (05/25/13)[4]	466,202	496,051
3.500%, 10/01/26 to 01/01/27	3,180,098	3,376,639
3.500%, TBA	5,000,000	5,279,688
4.000%, 12/01/26 to 07/01/42	7,555,153	8,135,557
4.000%, TBA	4,000,000	4,277,363
4.500%, 04/01/25 to 04/01/42[5]	16,049,987	17,448,465
5.000%, 06/01/18 to 08/01/41	4,605,543	5,057,003
5.000%, TBA	8,000,000	8,666,250
5.500%, 03/01/17 to 07/01/38[5]	3,846,781	4,213,031
6.000%, 08/01/17 to 06/01/39[5]	4,595,570	5,031,481
6.500%, 11/01/28 to 07/01/32	263,961	291,161
7.000%, 11/01/22	1,190,908	1,340,085
FNMA REMICS,
Series 1994-55, Class H, 7.000%, 03/25/24[5]	1,146,460	1,316,976
Series 2005-13, Class AF, 0.604%, 03/25/35 (04/25/13)[4,5]	743,365	748,158
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.179%, 10/25/42[6]	118,780	141,040
Total Federal National Mortgage Association		66,932,165

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association - 8.7%
GNMA,
2.000%, 05/20/21 (05/20/13)[4]	$24,819	$25,888
3.000%, 03/20/16 to 08/20/18 (05/20/13)[4]	205,923	215,748
4.500%, 06/15/39 to 05/15/41	2,160,547	2,375,356
5.000%, 09/15/39 to 10/20/41[5]	8,562,501	9,387,440
5.500%, 10/15/39 to 11/15/39[5]	3,106,087	3,416,792
7.500%, 09/15/28 to 11/15/31	23,948	25,234
Total Government National Mortgage Association		15,446,458
Interest Only Strips - 2.3%
FHLMC,
Series 212, Class IO, 6.000%, 05/01/31[9]	2,901	447
Series 233, Class 5, 4.500%, 09/15/35	233,505	23,137
FHLMC REMICS,
Series 2380, Class SI, 7.697%, 06/15/31 (04/15/13)[4]	25,703	4,757
Series 2590, Class UC, 5.000%, 05/15/17[9]	10,410	65
Series 2637, Class SI, 5.797%, 06/15/18 (04/15/13)[4]	204,622	16,664
Series 2877, Class GS, 6.497%, 11/15/18 (04/15/13)[4]	158,705	4,613
Series 2922, Class SE, 6.547%, 02/15/35 (04/15/13)[4]	205,916	35,365
Series 2934, Class HI, 5.000%, 02/15/20	120,725	12,527
Series 2934, Class KI, 5.000%, 02/15/20	100,273	11,362
Series 2965, Class SA, 5.847%, 05/15/32 (04/15/13)[4]	493,849	70,501
Series 2967, Class JI, 5.000%, 04/15/20	236,488	26,284
Series 2980, Class SL, 6.497%, 11/15/34 (04/15/13)[4]	277,111	53,696
Series 3031, Class BI, 6.487%, 08/15/35 (04/15/13)[4]	421,301	88,867
Series 3065, Class DI, 6.417%, 04/15/35 (04/15/13)[4]	371,927	74,167
Series 3114, Class GI, 6.397%, 02/15/36 (04/15/13)[4]	312,717	67,800
Series 3308, Class S, 6.997%, 03/15/32 (04/15/13)[4]	504,411	101,128
Series 3424, Class XI, 6.367%, 05/15/36 (04/15/13)[4]	412,827	71,199
Series 3489, Class SD, 7.597%, 06/15/32 (04/15/13)[4]	264,886	53,374
Series 3606, Class SN, 6.047%, 12/15/39 (04/15/13)[4]	568,804	82,303
Series 3685, Class EI, 5.000%, 03/15/19	946,658	69,499
Series 3731, Class IO, 5.000%, 07/15/19	435,024	34,783
Series 3882, Class AI, 5.000%, 06/15/26	539,958	54,212
Series 3995, Class KI, 3.500%, 02/15/27	2,160,223	286,624
FNMA,
Series 215, Class 2, 7.000%, 04/01/23[9]	135,462	26,140
Series 222, Class 2, 7.000%, 06/01/23[9]	13,849	2,648
Series 343, Class 2, 4.500%, 10/01/33	145,111	16,713
Series 343, Class 21, 4.000%, 09/01/18	241,236	16,242
Series 343, Class 22, 4.000%, 11/01/18	127,640	8,587
Series 351, Class 3, 5.000%, 04/01/34	181,137	24,207
Series 351, Class 4, 5.000%, 04/01/34	107,268	14,305
Series 351, Class 5, 5.000%, 04/01/34	90,828	12,155
Series 365, Class 4, 5.000%, 04/01/36	260,958	30,486

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.3% (continued)
FNMA REMICS,
Series 2003-73, Class SM, 6.396%, 04/25/18 (04/25/13)[4]	$261,385	$20,199
Series 2004-49, Class SQ, 6.846%, 07/25/34 (04/25/13)[4]	166,935	34,113
Series 2004-51, Class SX, 6.916%, 07/25/34 (04/25/13)[4]	282,490	50,241
Series 2004-64, Class SW, 6.846%, 08/25/34 (04/25/13)[4]	738,742	136,248
Series 2005-12, Class SC, 6.546%, 03/25/35 (04/25/13)[4]	283,322	52,490
Series 2005-45, Class SR, 6.516%, 06/25/35 (04/25/13)[4]	616,605	106,991
Series 2005-65, Class KI, 6.796%, 08/25/35 (04/25/13)[4]	1,369,851	251,111
Series 2005-89, Class S, 6.496%, 10/25/35 (04/25/13)[4]	1,408,498	247,278
Series 2006-3, Class SA, 5.946%, 03/25/36 (04/25/13)[4]	303,180	47,045
Series 2007-75, Class JI, 6.341%, 08/25/37 (04/25/13)[4]	353,090	49,818
Series 2008-86, Class IO, 4.500%, 03/25/23	806,731	55,609
Series 2010-37, Class GI, 5.000%, 04/25/25	1,124,214	76,990
Series 2010-65, Class IO, 5.000%, 09/25/20	1,018,921	89,281
Series 2010-121, Class IO, 5.000%, 10/25/25	402,723	32,977
Series 2011-69, Class AI, 5.000%, 05/25/18	1,280,029	95,224
Series 2011-88, Class WI, 3.500%, 09/25/26	630,689	91,975
Series 2011-124, Class IC, 3.500%, 09/25/21	716,657	60,951
Series 2012-126, Class SJ, 4.796%, 11/25/42 (04/25/13)[4]	982,683	177,655
GNMA,
Series 1999-40, Class TW, 6.797%, 02/17/29 (04/17/13)[4]	194,277	38,905
Series 2010-111, Class BI, 2.000%, 09/16/13	1,548,110	11,765
Series 2011-32, Class KS, 11.694%, 06/16/34 (04/16/13)[4]	519,471	156,813
Series 2011-94, Class IS, 6.497%, 06/16/36 (04/16/13)[4]	393,987	83,984
Series 2011-157, Class SG, 6.397%, 12/20/41 (04/20/13)[4]	1,408,191	373,910
Series 2011-167, Class IO, 5.000%, 12/16/20	832,311	76,589
Series 2012-34, Class KS, 5.847%, 03/16/42 (04/16/13)[4]	541,423	137,520
Series 2012-69, Class QI, 4.000%, 03/16/41	425,140	77,924
Series 2012-103, Class IB, 3.500%, 04/20/40	358,472	54,599
Total Interest Only Strips		4,083,062
Total U.S. Government and Agency Obligations (cost $193,481,377)		197,200,826

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal	Value
Short-Term Investments - 15.5%
U.S. Government and Agency Discount Notes - 0.2%
FNMA, 0.14%, 10/01/13[10,11]	$300,000	$299,863

	Shares
Other Investment Companies - 15.3%[3]
Dreyfus Cash Management Fund,
Institutional Class Shares, 0.05%	8,056,644	8,056,644
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.08%	19,139,444	19,139,444
Total Other Investment Companies		27,196,088
Total Short-Term Investments
(cost $27,495,844)		27,495,951
Total Investments - 133.7% (cost $233,484,262)		237,548,032
Other Assets, less Liabilities - (33.7)%		(59,833,254)
Net Assets - 100.0%		$177,714,778

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2013, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Chicago Equity Partners Balanced Fund	$37,042,081	$3,270,010	$(342,278)	$2,927,732
Managers High Yield Fund	33,505,483	2,200,653	(171,290)	2,029,363
Managers AMG GW&K Fixed Income Fund	135,630,911	1,191,881	(739,774)	452,107
Managers Short Duration Government Fund	431,204,551	7,712,475	(2,376,262)	5,336,213
Managers Intermediate Duration Government Fund	233,484,262	5,227,167	(1,163,397)	4,063,770

#	Rounds to less than 0.1%.
*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2013, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers High Yield Fund	$11,067,287	32.2%
Managers AMG GW&K Fixed Income Fund	1,374,362	1.0%
Managers Intermediate Duration Government Fund	613,203	0.3%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these shares were out on loan to various brokers as of March 31, 2013, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG Chicago Equity Partners Balanced Fund	$1,244,064	3.2%
Managers High Yield Fund	1,046,424	3.1%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown for each investment company represents the March 31, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Floating Rate Security: The rate listed is as of March 31, 2013. Date in parentheses represents the security’s next coupon rate reset.
[5]	All or part of the security has been segregated for delayed delivery transactions. Delayed delivery securities market value at March 31, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers High Yield	$106,978	0.3%
Managers Short Duration Government Fund	70,303,709	16.2%
Managers Intermediate Duration Government Fund	61,854,884	34.8%

Notes to Schedule of Portfolio Investments (continued)

[6]	Variable Rate Security: The rate listed is as of March 31, 2013 and is periodically reset subject to terms and conditions set forth in the debenture.
[7]	Payment-in-kind security: A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.
[8]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[9]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent and are fair valued at Level 2. The market value of illiquid securities at March 31, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Short Duration Government Fund	$1,447,026	0.3%
Managers Intermediate Duration Government Fund	642,503	0.4%

[10]	Represents yield to maturity at March 31, 2013.
[11]	Some or all of this security is held as collateral for futures contracts. The collateral market value at March 31, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Short Duration Government Fund	$349,896	0.08%
Managers Intermediate Duration Government Fund	59,973	0.03%

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securitites, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedule of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of March 31, 2013:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$22,895,732	—	—	$22,895,732
Corporate Bonds and Notes††	—	$544,550	—	544,550
U.S. Government and Agency Obligations††	—	14,583,854	—	14,583,854
Short-Term Investments
Repurchase Agreements	—	1,269,640	—	1,269,640
Other Investment Companies	676,037	—	—	676,037

Total Investments in Securities	$23,571,769	$16,398,044	—	$39,969,813

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers High Yield Fund
Investments in Securities
Bank Loan Obligations	—	$392,126	—	$392,126
Common Stocks†	$553	—	—	553
Corporate Bonds and Notes††	—	32,603,693	—	32,603,693
Short-Term Investments
Repurchase Agreements	—	1,083,974	—	1,083,974
Other Investment Companies	1,454,500	—	—	1,454,500

Total Investments in Securities	$1,455,053	$34,079,793	—	$35,534,846

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG GW&K Fixed Income Fund
Investments in Securities
Corporate Bonds and Notes††	—	$80,922,527	—	$80,922,527
Municipal Bonds	—	9,248,150	—	9,248,150
U.S. Government and Agency Obligations††	—	42,776,747	—	42,776,747
Other Investment Companies	$3,135,594	—	—	3,135,594

Total Investments in Securities	$3,135,594	$132,947,424	—	$136,083,018

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Short Duration Government
Investments in Securities
Asset-Backed Securities	—	$837,010	—	$837,010
Mortgage-Backed Securities	—	42,475,016	—	42,475,016
U.S. Government and Agency Obligations††	—	344,064,823	—	344,064,823
Short-Term Investments
U.S. Government and Agency Discount Notes	—	26,993,874	—	26,993,874
Other Investment Companies	$22,170,041	—	—	22,170,041

Total Investments in Securities	$22,170,041	$414,370,723	—	$436,540,764

TBA Sale Commitments	—	$(2,102,734)	—	$(2,102,734)

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$4,473	—	—	$4,473

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(345,291)	—	—	(345,291)

Total Financial Derivative Instruments	$(340,818)	—	—	$(340,818)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Intermediate Duration Government Fund
Investments in Securities
Mortgage-Backed Securities	—	$12,851,255	—	$12,851,255
U.S. Government and Agency Obligations††	—	197,200,826	—	197,200,826
Short-Term Investments
U.S. Government and Agency Discount Notes	—	299,863	—	299,863
Other Investment Companies	$27,196,088	—	—	27,196,088

Total Investments in Securities	$27,196,088	$210,351,944	—	$237,548,032

TBA Sale Commitments		$(3,907,023)	—	$(3,907,023)

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$8,612	—	—	$8,612

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(196,383)	—	—	(196,383)

Total Financial Derivative Instruments	$(187,771)	—	—	$(187,771)

†	All common stocks held in the Funds are level 1 securities. For a detailed breakout of these securities, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

Notes to Schedule of Portfolio Investments (continued)

As of March 31, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Securities Transacted on a When Issued Basis

The Managers Intermediate Duration Government Fund entered into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at March 31, 2013 were as follows:

Fund	Principal Amount	Security	Current Liability
Managers Short Duration Government Fund
	$2,000,000	FNMA, 3.000%, TBA	$(2,102,734)

Fund	Principal Amount	Security	Current Liability
Managers Intermediate Duration Government Fund
	$800,000	FNMA, 3.000%, TBA	$(841,094)
	1,500,000	FNMA, 3.500%, TBA	(1,590,000)
	1,350,000	GNMA, 4.500%, TBA	(1,475,929)

		Total	$(3,907,023)

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

At March 31, 2013, the Funds had the following open futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Managers Short Duration Government Fund
2-Year U.S. Treasury Note	35	Short	06/28/13	$(87)
3-Month Eurodollar	26	Short	06/17/13 to 03/17/14	(207,515)
5-Year Interest Rate Swap	139	Short	06/17/13	(68,762)
5-Year U.S. Treasury Note	39	Long	06/28/13	4,473
10-Year Interest Rate Swap	44	Short	06/17/13	(46,860)
10-Year U.S. Treasury Note	25	Short	06/19/13	(11,195)
U.S. Treasury Long Bond	30	Short	06/19/13	(10,872)

			Total	$(340,818)

Notes to Schedule of Portfolio Investments (continued)

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Managers Intermediate Duration Government Fund
2-Year U.S. Treasury Note	5	Short	06/28/13	$(12)
3-Month Eurodollar	15	Short	06/17/13 to 12/16/13	(156,163)
5-Year Interest Rate Swap	21	Short	06/17/13	(10,388)
5-Year U.S. Treasury Note	47	Long	06/28/13	5,390
10-Year Interest Rate Swap	28	Short	06/17/13	(29,820)
10-Year U.S. Treasury Note	5	Long	06/19/13	2,175
U.S. Treasury Long Bond	3	Long	06/19/13	1,047

			Total	$(187,771)

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

FHLB:	Federal Home Loan Bank	GSR:	Goldman Sachs REMIC
FHLMC:	Federal Home Loan Mortgage Corp.	MTN:	Medium-Term Notes
FNMA:	Federal National Mortgage Association	REMICS:	Real Estate Mortgage Investment Conduits
GNMA:	Government National Mortgage Association	TBA:	To Be Announced
GMTN:	Global Medium-Term Notes

Security Ratings

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	BBB	BB	Below BB	Not Rated
Managers High Yield Fund	0.0%	0.0%	0.0%	2.4%	26.6%	69.5%	1.5%
Managers AMG GW&K Fixed Income Fund	32.2%	3.2%	14.9%	30.3%	12.3%	7.1%	0.0%
Managers Short Duration Government Fund	99.6%	0.0%	0.1%	0.0%	0.0%	0.3%	0.0%
Managers Intermediate Duration Government Fund	97.1%	0.0%	0.3%	1.1%	0.4%	1.1%	0.0%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 14, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 14, 2013